EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	5.78%	5.87%
Inflation rate	2.94%	3.00%
Salary growth rate	3.25%	4.00%
Pension growth rate	3.03%	3.00%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	4.78%	5.34%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	4.00%